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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverpark Capital LLC
Address:  156 West 56th Street, 17th Floor, New York, NY 10019

Form 13F File Number: 28-12106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Genova
Title:  Controller
Phone:  (212) 484-2108

Signature, Place, and Date of Signing:

    /s/ Paul Genova               New York, NY                08/14/08
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0 Items

Form 13F Information Table Value Total:  $ 0 (thousands)

List of Other Included Managers:         Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Please note that no information table is included in this filing because the institutional investment manager filing this report did not exercise investment discretion over any 13F securities as of June 30, 2008.